Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	$ 26,784	$ 27,392
Finished goods	23,474	29,298
Total	$ 50,258	$ 56,690